Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Reconciliation of Expected Provision for Income Tax Expense

The reconciliation of the expected provision for income tax expense to the actual provision for income tax expense reported in the consolidated statements of operations and comprehensive earnings for the years ended December 31, 2015 and 2014 is as follows:

	2015	2014
Earnings before income taxes	$16,957	$20,624
Expected income tax expense at Canadian statutory income tax rate of 26.5% (2014 - 26.5%)	4,494	5,465
Permanent differences	380	2,471
Effect of change in tax rates	154	-
Foreign withholding taxes paid	496	212
Foreign rate differential	(683)	(918)
Prior year adjustments	(1,180)	343
Increase in valuation allowance	3,260	3,340
Provision for income tax expense	$6,921	$10,913

Significant Components of Future Income Tax Assets and Liabilities

The significant components of the Company’s deferred income tax assets and liabilities as at December 31, 2015 and 2014 are as follows:

	2015	2014
Tax loss carryforwards	$26,155	$29,730
Scientific research and experimental development ("SR&ED") carryforwards	5,051	5,251
Share issue costs	-	213
Investment tax credits	4,151	4,571
Accounts payable and accrued liabilities	1,291	2,558
Difference between tax and book value of finance obligations	(343)	(693)
Difference between tax and book value of capital and intangible assets	(1,072)	(6,758)
Difference between tax and book value of loan receivable	27	36
Total deferred income tax asset	35,260	34,908
Valuation allowance	(17,583)	(14,323)
Net deferred income tax asset	$17,677	$20,585

Summary of Tax Losses and Scientific Research and Experimental Development Expenditure

As at December 31, 2015, the Company had unused non-capital tax losses of approximately $77,647 (2014 - $92,396) that are due to expire as follows:

	U.S. Tax Losses	Canadian Tax Losses
2021	$203	$-
2022	603	-
2023	616	-
2024	-	-
2025	-	-
2026	-	-
2027	-	-
2028	1	-
2029	9	1
2030	414	9,221
2031	3,026	2,442
2032	2,084	6,518
2033	4,807	30,139
2034	7,629	4,332
2035	3,685	1,917
	$23,077	$54,570

Reconciliation of Beginning and Ending Amounts of Unrecognized Income Tax Benefits	The Company had no uncertain income tax positions for the years ended December 31, 2015 and 2014.